Net Loss Per Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012
Numerator:
Loss available to common stockholders	$ (932,263)	$ (583,979)	$ (2,400,867)	$ (3,766,063)	$ (4,272,532)	$ (2,433,431)
Denominator:
Weighted average number of common shares outstanding	24,306,612	24,174,652	24,270,086	22,174,541	22,686,892	20,638,360
Basic and diluted EPS	$ (0.04)	$ (0.02)	$ (0.10)	$ (0.17)	$ (0.19)	$ (0.12)
Earnings Per Share, Diluted, Other Disclosures
Convertible debt	2,396,577		2,396,577
Warrants issuable upon conversion of debt	$ 4,793,155		$ 4,793,155
Warrant [Member]
Earnings Per Share, Diluted, Other Disclosures
Potentially dilutive common shares	3,302,001	2,380,126	3,302,001	2,380,126
Stock Option [Member]
Earnings Per Share, Diluted, Other Disclosures
Potentially dilutive common shares	1,325,837	970,838	1,325,837	970,838